SUPPLEMENT DATED JUNE 11, 2015
TO THE AUL AMERICAN UNIT TRUST
PROSPECTUS DATED MAY 1, 2015

1.)           Pages 12-19 of the Prospectus is revised to add the following funds to the table:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
American Funds 2010 Target Date Retirement Fund	R3	American Funds	Capital Research and Management Company
American Funds 2010 Target Date Retirement Fund	R4	American Funds	Capital Research and Management Company
American Funds 2015 Target Date Retirement Fund	R3	American Funds	Capital Research and Management Company
American Funds 2015 Target Date Retirement Fund	R4	American Funds	Capital Research and Management Company
American Funds 2020 Target Date Retirement Fund	R3	American Funds	Capital Research and Management Company
American Funds 2020 Target Date Retirement Fund	R4	American Funds	Capital Research and Management Company
American Funds 2025 Target Date Retirement Fund	R3	American Funds	Capital Research and Management Company
American Funds 2025 Target Date Retirement Fund	R4	American Funds	Capital Research and Management Company
American Funds 2030 Target Date Retirement Fund	R3	American Funds	Capital Research and Management Company
American Funds 2030 Target Date Retirement Fund	R4	American Funds	Capital Research and Management Company
American Funds 2035 Target Date Retirement Fund	R3	American Funds	Capital Research and Management Company
American Funds 2035 Target Date Retirement Fund	R4	American Funds	Capital Research and Management Company
American Funds 2040 Target Date Retirement Fund	R3	American Funds	Capital Research and Management Company
American Funds 2040 Target Date Retirement Fund	R4	American Funds	Capital Research and Management Company
American Funds 2045 Target Date Retirement Fund	R3	American Funds	Capital Research and Management Company
American Funds 2045 Target Date Retirement Fund	R4	American Funds	Capital Research and Management Company
American Funds 2050 Target Date Retirement Fund	R3	American Funds	Capital Research and Management Company
American Funds 2050 Target Date Retirement Fund	R4	American Funds	Capital Research and Management Company
American Funds 2055 Target Date Retirement Fund	R3	American Funds	Capital Research and Management Company
American Funds 2055 Target Date Retirement Fund	R4	American Funds	Capital Research and Management Company
American Funds 2060 Target Date Retirement Fund	R3	American Funds	Capital Research and Management Company
American Funds 2060 Target Date Retirement Fund	R4	American Funds	Capital Research and Management Company
AQR Emerging Multi-Style Fund	N	AQR Funds	AQR Capital Management, LLC
AQR International Multi-Style Fund	N	AQR Funds	AQR Capital Management, LLC
AQR Large Cap Multi-Style Fund	N	AQR Funds	AQR Capital Management, LLC
AQR Small Cap Multi-Style Fund	N	AQR Funds	AQR Capital Management, LLC
Dreyfus Natural Resources Fund	I	Dreyfus Opportunity Funds	The Dreyfus Corporation
Fidelity Advisor Freedom 2010 Fund	I	Fidelity Advisor Funds	Strategic Advisers, Inc.
Fidelity Advisor Freedom 2015 Fund	I	Fidelity Advisor Funds	Strategic Advisers, Inc.
Fidelity Advisor Freedom 2020 Fund	I	Fidelity Advisor Funds	Strategic Advisers, Inc.
Fidelity Advisor Freedom 2025 Fund	I	Fidelity Advisor Funds	Strategic Advisers, Inc.
Fidelity Advisor Freedom 2030 Fund	I	Fidelity Advisor Funds	Strategic Advisers, Inc.
Fidelity Advisor Freedom 2035 Fund	I	Fidelity Advisor Funds	Strategic Advisers, Inc.
Fidelity Advisor Freedom 2040 Fund	I	Fidelity Advisor Funds	Strategic Advisers, Inc.
Fidelity Advisor Freedom 2045 Fund	I	Fidelity Advisor Funds	Strategic Advisers, Inc.
Fidelity Advisor Freedom 2050 Fund	I	Fidelity Advisor Funds	Strategic Advisers, Inc.
Fidelity Advisor Freedom 2055 Fund	I	Fidelity Advisor Funds	Strategic Advisers, Inc.
Fidelity Advisor Freedom 2060 Fund	I	Fidelity Advisor Funds	Strategic Advisers, Inc.
Fidelity Advisor Freedom Income Fund	I	Fidelity Advisor Funds	Strategic Advisers, Inc.

2.)           Page 207 of the Prospectus is revised to add the following Investment Adviser:

AQR Capital Management, LLC
The Dreyfus Corporation

3.)           Pages 211-214 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
American Funds 2010 Target Date Retirement Fund R3 & R4	Seeks long-term growth of capital.
American Funds 2015 Target Date Retirement Fund R3 & R4	Seeks long-term growth of capital.
American Funds 2020 Target Date Retirement Fund R3 & R4	Seeks long-term growth of capital.
American Funds 2025 Target Date Retirement Fund R3 & R4	Seeks long-term growth of capital.
American Funds 2030 Target Date Retirement Fund R3 & R4	Seeks long-term growth of capital.
American Funds 2035 Target Date Retirement Fund R3 & R4	Seeks long-term growth of capital.
American Funds 2040 Target Date Retirement Fund R3 & R4	Seeks long-term growth of capital.
American Funds 2045 Target Date Retirement Fund R3 & R4	Seeks long-term growth of capital.
American Funds 2050 Target Date Retirement Fund R3 & R4	Seeks long-term growth of capital.
American Funds 2055 Target Date Retirement Fund R3 & R4	Seeks long-term growth of capital.
American Funds 2060 Target Date Retirement Fund R3 & R4	Seeks long-term growth of capital.
AQR Emerging Multi-Style Fund Class N	Seeks long-term capital appreciation.
AQR International Multi-Style Fund Class N	Seeks long-term capital appreciation.
AQR Large Cap Multi-Style Fund Class N	Seeks long-term capital appreciation.
AQR Small Cap Multi-Style Fund Class N	Seeks long-term capital appreciation.
Dreyfus Natural Resources Fund Class I	Seeks long-term capital appreciation.
Fidelity Advisor Freedom 2010 Fund Class I	Seeks high total return with principal preservation.
Fidelity Advisor Freedom 2015 Fund Class I	Seeks high total return with principal preservation.
Fidelity Advisor Freedom 2020 Fund Class I	Seeks high total return with principal preservation.
Fidelity Advisor Freedom 2025 Fund Class I	Seeks high total return with principal preservation.
Fidelity Advisor Freedom 2030 Fund Class I	Seeks high total return with principal preservation.
Fidelity Advisor Freedom 2035 Fund Class I	Seeks high total return with principal preservation.
Fidelity Advisor Freedom 2040 Fund Class I	Seeks high total return with principal preservation.
Fidelity Advisor Freedom 2045 Fund Class I	Seeks high total return with principal preservation.
Fidelity Advisor Freedom 2050 Fund Class I	Seeks high total return with principal preservation.
Fidelity Advisor Freedom 2055 Fund Class I	Seeks high total return with principal preservation.
Fidelity Advisor Freedom 2060 Fund Class I	Seeks high total return with principal preservation.
Fidelity Advisor Freedom Income Fund Class I	Seeks high total return with principal preservation.

4.)
Effective May 4, 2015 Rockefeller was appointed sub-advisor to the Touchstone Large Cap Growth Fund (“Fund”). Concurrent with this change, the Fund was renamed the Touchstone Sustainability and Impact Equity Fund and its Principal Investment Strategies, Principal Risks, and benchmark index has changed to reflect those of Touchstone Sustainability and Impact Equity Fund’s investment strategy.

All references to the Touchstone Large Cap Growth Fund have been removed from the AUL American Unit Trust Prospectus. Pages 38 and 223 of the AUL American Unit Trust Prospectus are revised to reflect the new Fund.

Old Fund	New Fund
Touchstone Large Cap Growth Fund A	Touchstone Sustainability and Impact Equity Fund A

For additional information about the Touchstone Sustainability and Impact Equity Fund, please refer to the Funds’ prospectus and statement of additional information, which are available at www.touchstoneinvestments.com and can also be obtained by calling Touchstone Investments at 1-800-543-0407.

This supplement should be retained with the Prospectus for future reference.